FLIGHT EQUIPMENT HELD FOR OPERATING LEASE (Tables)	12 Months Ended
Dec. 31, 2018
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE [Abstract]
Balances Related to AirAsia Transactions
The following balances related to the AirAsia Transactions are included in the Company’s balance sheet (dollars in thousands):

December 31, 2018
Flight equipment held for sale, net	$163,236
Flight equipment held for operating lease, net	605,058
Maintenance rights	189,864
Other assets, net (Portfolio B orderbook value)	103,951
Security deposits	14,477
Maintenance payment liability, net	22,743
Other liabilities (lease discounts)	25,539

Flight Equipment Held for Operating Lease
Flight equipment held for operating lease consists of the following (dollars in thousands):

	December 31, 2018	December 31, 2017
Cost	$3,900,938	$3,574,202
Accumulated depreciation	(672,920)	(612,458)
Flight equipment held for operating lease, net	$3,228,018	$2,961,744

Flight Equipment Held for Operating Lease by Geographic Region
The distribution of the net book value of flight equipment held for operating lease by geographic region is as follows (dollars in thousands):

	December 31, 2018		December 31, 2017
Europe:
United Kingdom	$169,763	5%	$128,116	4%
Spain	168,534	5%	175,593	6%
Turkey	22,843	1%	135,764	5%
Other	242,711	8%	251,345	8%
Europe — Total	603,851	19%	690,818	23%
Asia and South Pacific:
India	690,193	21%	601,072	20%
Philippines	276,237	9%	268,504	9%
Indonesia	296,390	9%	204,840	7%
Malaysia	394,441	12%	76,706	3%
China	177,393	5%	186,083	6%
Other	161,330	6%	75,665	2%
Asia and South Pacific — Total	1,995,984	62%	1,412,870	47%
Mexico, South and Central America — Total	58,202	2%	162,274	6%
North America:
United States	126,498	4%	147,580	5%
Other	49,320	1%	52,182	2%
North America — Total	175,818	5%	199,762	7%
Middle East and Africa:
Ethiopia	312,977	10%	322,896	11%
Other	81,186	2%	116,273	4%
Middle East and Africa — Total	394,163	12%	439,169	15%
Off-Lease — Total	—	—	56,851	2%
Total flight equipment held for operating lease, net	$3,228,018	100%	$2,961,744	100%

Operating Lease Revenue by Geographic Region
The distribution of operating lease revenue by geographic region for the years ended December 31, 2018, 2017 and 2016 is as follows (dollars in thousands):

	Years ended
	2018		2017		2016
Europe:
United Kingdom	$31,259	8%	$29,182	8%	$34,498	11%
Spain	17,267	4%	11,199	3%	5,361	2%
Turkey	12,114	3%	17,103	5%	24,593	8%
Germany	—	—	26,457	8%	13,836	4%
Other	31,995	8%	29,180	9%	28,394	9%
Europe — Total	92,635	23%	113,121	33%	106,682	34%
Asia and South Pacific:
India	87,492	22%	64,381	18%	39,640	13%
Philippines	35,009	9%	29,825	9%	29,129	9%
Indonesia	32,336	8%	16,308	5%	8,320	3%
Malaysia	26,748	7%	8,767	3%	2,647	1%
China	21,103	5%	22,611	6%	23,882	8%
Other	18,756	4%	10,496	3%	16,320	4%
Asia and South Pacific — Total	221,444	55%	152,388	44%	119,938	38%
Mexico, South and Central America — Total	11,415	3%	17,565	5%	17,707	6%
North America:
United States	20,147	5%	17,647	5%	24,591	8%
Other	6,242	2%	6,237	2%	6,223	2%
North America — Total	26,389	7%	23,884	7%	30,814	10%
Middle East and Africa:
Ethiopia	30,019	8%	30,018	9%	30,084	10%
Other	17,612	4%	9,918	2%	8,357	2%
Middle East and Africa — Total	47,631	12%	39,936	11%	38,441	12%
Total Operating Lease Revenue	$399,514	100%	$346,894	100%	$313,582	100%

Contracted Future Minimum Rental Payments Due Under Non-Cancellable Operating Leases
Presented below are the contracted future minimum rental payments due under non-cancellable operating leases for flight equipment held for operating lease, as of December 31, 2018. For leases that have floating rental rates, the future minimum rental payments assume that the rental payment due as of December 31, 2018 is held constant for the duration of the lease.

Year ending December 31,	(Dollars in thousands)
2019	$403,535
2020	372,432
2021	323,232
2022	272,427
2023	227,535
Thereafter	661,006
Future minimum rental payments under operating leases	$2,260,167

Lease Incentive Amortization
At December 31, 2018, lease incentive amortization for the next five years and thereafter is as follows (dollars in thousands):

Year ending December 31,
2019	$7,432
2020	4,652
2021	3,243
2022	2,744
2023	1,543
Thereafter	939
Future amortization of lease incentives	$20,553